Dec. 07, 2016
Snow Capital Small Cap Value Fund
Snow Capital Small Cap Value Fund
Supplement dated December 7, 2016

to the

Snow Capital Small Cap Value Fund (the “Fund”)

Prospectus dated June 28, 2016

This supplement makes the following amendments to disclosures in the Fund’s Prospectus dated June 28, 2016:

Effective December 7, 2016, the first paragraph under the Summary Section entitled “Principal Investment Strategies” on page 2 is amended to read as follows:

“To achieve its investment objective, under normal market conditions the Small Cap Value Fund will invest at least 80% of its net assets, at cost, in equity securities of companies with market capitalizations in the range of the Russell 2000 Value® Index (“small-cap companies”).  As of November 30, 2016, the market capitalization range of companies in the Russell 2000 Value® Index was between $64 million and $8.3 billion.  The Fund’s investments in equity securities may include common and preferred stocks, convertible securities, and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of small-cap companies.”

Please retain this supplement with your Prospectus.